Long-Term Investments - Schedule of Long-Term Investments - Schedule of Available-For-Sale Equity Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Long Term Investment [Line Items]
Available-for-sale equity securities, Cost Basis	$ 37,399,000	$ 33,020,000
Available-for-sale equity securities, Unrealized Gain (Loss)	11,432,000	717,000
Available-for-sale equity securities, Fair Value	48,831,000	33,737,000
Ivanhoe Mines Ltd. [Member]
Long Term Investment [Line Items]
Available-for-sale equity securities, Equity Interest	6.40%	7.00%
Available-for-sale equity securities, Cost Basis	26,965,000	17,938,000
Available-for-sale equity securities, Unrealized Gain (Loss)	11,622,000	729,000
Available-for-sale equity securities, Fair Value	38,587,000	18,667,000
Ivanhoe Mines Ltd. [Member] | Class A [Member]
Long Term Investment [Line Items]
Common stock, value	11,700,000	3,700,000
Restricted stock, value	10,700,000
Ivanhoe Mines Ltd. [Member] | Class A [Member]
Long Term Investment [Line Items]
Aggregate equity interest percentage	6.40%
Aspire Mining Limited [Member]
Long Term Investment [Line Items]
Available-for-sale equity securities, Equity Interest	18.80%	19.90%
Available-for-sale equity securities, Cost Basis	5,661,000	8,727,000
Available-for-sale equity securities, Unrealized Gain (Loss)	514,000
Available-for-sale equity securities, Fair Value	6,175,000	8,727,000
Entree Gold Inc. [Member]
Long Term Investment [Line Items]
Available-for-sale equity securities, Equity Interest	9.40%	10.70%
Available-for-sale equity securities, Cost Basis	4,723,000	6,259,000
Available-for-sale equity securities, Unrealized Gain (Loss)	(696,000)
Available-for-sale equity securities, Fair Value	4,027,000	6,259,000
Other [Member]
Long Term Investment [Line Items]
Available-for-sale equity securities, Cost Basis	50,000	96,000
Available-for-sale equity securities, Unrealized Gain (Loss)	(8,000)	(12,000)
Available-for-sale equity securities, Fair Value	$ 42,000	$ 84,000